DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Prepaid expenses and other current assets	¥ 27,402,834		¥ 8,042,169		$ 3,754,173
Total current assets	66,639,674		70,444,891		9,129,598
Long-term investments	38,000,000		38,000,000		5,205,979
Other non-current assets	35,156,141		31,691,417		4,816,372
Total assets	456,927,265		448,939,143		62,598,779
Accrued expenses and other payables	56,372,960		49,146,103		7,723,064
Amounts due to related parties	10,027,404		5,999,035
Total current liabilities	354,495,409		314,402,501		48,565,672
Total liabilities	377,281,073		335,965,436		$ 51,687,295
Net revenues	268,060,162	$ 36,724,092	221,618,968	¥ 206,820,874
Net loss	(36,097,872)	(4,945,387)	(33,710,541)	(48,594,231)
Net cash used in operating activities	(3,345,170)	(458,284)	8,751,473	(14,613,887)
Net cash used in investing activities	(20,256,729)	(2,775,160)	(3,966,486)	(2,490,103)
Net cash provided by financing activities	(93,699)	$ (12,837)	403,439	188,212
ATA Intelligent Learning
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Cash	360,788		257,218
Prepaid expenses and other current assets			6,592
Total current assets	360,788		263,810
Long-term investments	42,537,827		49,003,096
Other non-current assets	10,000		12,590
Total assets	42,908,615		49,279,496
Accrued expenses and other payables	117,920		60,587
Amounts due to related parties	66,217,253		64,617,353
Total current liabilities	66,335,173		64,677,940
Total liabilities	66,335,173		64,677,940
Net revenues	4,236
Net loss	(8,028,114)		(7,615,247)	(7,824,115)
Net cash used in operating activities	(1,496,430)		(952,664)	(861,350)
Net cash provided by financing activities	¥ 1,600,000		¥ 1,050,000	¥ 830,186